Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Financial Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis
The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2019 and 2020:

	As of December 31, 2019
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Liabilities:
Guarantee liabilities	—	—	263,465,921	263,465,921

	As of December 31, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	—	5,042,314,438	—	5,042,314,438
Investment in equity method investee under fair value option	306,275,523	—	—	306,275,523
Liabilities:
Guarantee liabilities	—	—	11,697,633	11,697,633

	As of December 31, 2020
	Active market (Level 1)	Observable input (Level 2)	Non-observable input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments	—	772,768,496	—	772,768,496
Investment in equity method investee under fair value option	46,938,777	—	—	46,938,777
Liabilities:
Guarantee liabilities	—	—	1,792,741	1,792,741

Summary of Significant Unobservable Inputs
Significant Unobservable Inputs

		Range of Inputs Weighted - Average As of December 31,
Financial Liabilities	Unobservable Input	2019	2020
Guarantee liabilities	Discount rates	4.35%	6.04%
	Expected delinquency rates	7.57%-10.20%	22.57%-23.03%